INCOME TAX CREDIT (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 18,810	$ 17,388	$ 17,814
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	9,272	12,514	12,062
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	279	546	0
Americas – unused tax losses [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	5,891	1,466	5,259
Americas – unused tax credits [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognised deferred tax asset	$ 3,368	$ 2,862	$ 493